INVESTMENTS IN UNDERLYING FUNDS	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN UNDERLYING FUNDS
INVESTMENTS IN UNDERLYING FUNDS

2.INVESTMENTS IN UNDERLYING FUNDS

As of December 31, 2014, the Fund held investments in the following MLAI Portfolio Funds: Aspect FuturesAccess LLC (“Aspect”), ML BlueTrend FuturesAccess LLC (“BlueTrend”), John Locke FuturesAccess LLC (“John Locke”), Lynx FuturesAccess LLC (“Lynx”), ML  Transtrend DTP Enhanced FuturesAccess LLC (“Transtrend”), Tudor Tensor FuturesAccess LLC (“Tudor”) and ML Winton FuturesAccess LLC (“Winton”). As of April 30, 2015, the Fund fully redeemed its investments in the MLAI Portfolio Funds.

During May 2015, the Fund invested in a new group of Underlying Funds. As of December 31, 2015, the six Underlying Funds in which the Fund is invested in, and the respective Master Funds in which the Underlying Funds are invested in, are: (i) Blakeney Delaware Feeder LLC (“Blakeney”) which invests in Blakeney Fund Limited,  (ii) Campbell Delaware Feeder LLC (“Campbell”) which invests in Campbell MAC Cayman Fund Limited, (iii) Carlisle Delaware Feeder LLC (“Carlisle”) which invests in Carlisle Fund Limited,  (iv) CCP Core Macro Delaware Feeder LLC (“CCP Core Macro”) which invests in CCP Core Macro Cayman Fund Limited,  (v) Quantica MF Delaware Feeder LLC (“Quantica MF”) which invests in Quantica MF Cayman Fund Limited, and (vi) Silver Delaware Feeder LLC (“Silver”) which invests in Silver MAC Limited.  As used herein, Trading Advisor in respect of an Underlying Fund refers to the Trading Advisor of its related Master Fund. FRM, in its discretion, may change the Underlying Funds at any time. FRM, also at its discretion, may vary the percentage of the Fund’s total portfolio allocated to the different Underlying Funds. In the process of rebalancing, the Fund’s allocation to any individual Underlying Fund may range between 3% - 25% of the Fund’s NAV.

The investment transactions were accounted for on trade date. The investments in the Underlying Funds are valued at fair value and are reflected in the Statements of Financial Condition. In determining fair value, FRM utilized the NAV of the Underlying Funds which approximates fair value. The fair value was net of all fees relating to the Underlying Funds, paid or accrued. Additionally, FRM monitored the performance of the Underlying Funds. Such monitoring procedures included, but were not limited to: monitoring market movements in the Underlying Funds’ investments, comparing performance to industry benchmarks, and conference calls and site visits with the Trading Advisors.

The details of investments in FuturesAccess Portfolio Funds and in Underlying Funds at and for the year ended December 31, 2015 are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/15	Management Fees	Performance Fees	Redemptions Permitted
Transtrend*	0.00%	$—	$501,384	$—	$180,168	$145,534	Semi-Monthly
Winton*	0.00%	—	407,901	—	299,068	492,114	Semi-Monthly
Aspect*	0.00%	—	(509,070)	—	164,422	467,119	Semi-Monthly
John Locke*	0.00%	—	1,283,475	—	166,674	320,838	Semi-Monthly
Blue trend*	0.00%	—	2,862,359	—	184,796	545,795	Monthly
Tudor*	0.00%	—	1,341,872	—	165,656	315,320	Semi-Monthly
Lynx*	0.00%	—	714,472	—	225,815	730,254	Semi-Monthly
Blakeney**	12.75%	20,499,522	(465,478)	20,751,000	285,106	—	Weekly
Silver**	6.71%	10,785,253	(4,329,747)	13,190,692	123,621	—	Weekly
Quantica MF**	10.85%	17,439,734	(7,620,266)	23,687,804	201,190	1,512	Weekly
CCP Core Macro**	5.74%	9,238,658	(1,901,342)	10,422,116	106,198	—	Weekly
Campbell**	12.50%	20,102,273	(1,672,727)	21,084,372	308,835	(55,828)	Weekly
Carlisle**	3.98%	6,395,771	(1,304,229)	6,754,807	137,694	23,009	Weekly

	52.53%	$84,461,211	$(10,691,396)	$95,890,791	$2,549,243	$2,985,667

* FuturesAccess Portfolio Funds redeemed as of April 30, 2015.

** Underlying Funds added in May 2015.

The details of investments in FuturesAccess Portfolio Funds at and for the year ended December 31, 2014 are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/14	Management Fees	Performance Fees	Redemptions Permitted
Transtrend	16.01%	$35,135,941	$6,109,429	$30,017,854	$(585,850)	$(607,438)	Semi-Monthly
Altis*	0.00%	—	(2,921,043)	—	(136,040)	—	Semi-Monthly
Winton	20.01%	43,919,926	5,371,945	34,600,181	(904,471)	(1,370,947)	Semi-Monthly
Aspect	11.00%	24,155,959	6,196,491	18,962,783	(507,815)	(636,239)	Semi-Monthly
John Locke	11.00%	24,155,960	5,249,513	21,004,423	(507,204)	(556,901)	Semi-Monthly
BlueTrend	16.01%	35,135,941	2,681,711	35,682,511	(778,856)	—	Monthly
Tudor	11.00%	24,155,959	3,350,358	23,243,054	(504,442)	—	Semi-Monthly
Lynx	15.01%	32,939,945	7,623,039	25,765,950	(644,656)	(2,020,123)	Semi-Monthly

	100.04%	$219,599,631	$33,661,443	$189,276,756	$(4,569,334)	$(5,191,648)

* Altis liquidated as of March 31, 2014.

There are no investments held by the FuturesAccess Portfolio Funds or the Underlying Funds and the Underlying Funds’ Master Funds that in the aggregate exceed 5% of the Fund’s members’ capital. The following is summarized financial information as required by regulation S-X,  for each of the FuturesAccess Portfolio Funds and the Underlying Funds:

	As of December 31, 2015
	Total Assets	Total Liabilities	Total Capital
Blakeney	$20,631,073	$421,747	$20,209,326
Campbell	21,212,903	1,331,203	19,881,700
Carlisle	6,488,042	83,221	6,404,821
CCP Core Macro	9,321,267	74,078	9,247,189
Quantica MF	17,560,913	444,542	17,116,371
Silver	11,676,904	883,811	10,793,093

Total	$86,891,102	$3,238,602	$83,652,500

	As of December 31, 2014
	Total Assets	Total Liabilities	Total Capital
Aspect	$160,883,084	$13,082,365	$147,800,719
BlueTrend	91,645,985	5,126,658	86,519,327
John Locke	25,813,795	2,245,315	23,568,480
Lynx	49,332,652	4,574,525	44,758,127
Transtrend	77,843,044	4,857,981	72,985,063
Tudor	28,570,872	4,673,264	23,897,608
Winton	1,030,271,728	49,186,671	981,085,057

Total	$1,464,361,160	$83,746,779	$1,380,614,381

	For the year ended December 31, 2015
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Aspect*	$404,556	$(169,723)	$(4,910,852)	$(4,676,019)
BlueTrend*	9,245,595	(170,694)	(2,259,861)	6,815,040
John Locke*	1,864,422	(74,165)	(506,783)	1,283,474
Lynx *	2,414,522	(79,733)	(1,344,163)	990,626
Transtrend*	1,877,424	(177,794)	(921,164)	778,466
Tudor*	1,983,906	(127,346)	(514,687)	1,341,873
Winton*	25,719,496	(335,422)	(24,207,340)	1,176,734
Blakeney**	(246,302)	—	(224,457)	(470,759)
Campbell**	(1,355,182)	—	(236,523)	(1,591,705)
Carlisle**	(1,152,742)	—	(152,437)	(1,305,179)
CCP Core Macro**	(1,757,466)	—	(145,345)	(1,902,811)
Quantica MF**	(7,392,755)	—	(230,874)	(7,623,629)
Silver**	(4,343,455)	—	(206,272)	(4,549,727)

Total	$27,262,019	$(1,134,877)	$(35,860,758)	$(9,733,616)

* FuturesAccess Portfolio Funds redeemed as of April 30, 2015. The information above reflects income and expenses of the related FuturesAccess Portfolio Fund for the period from January 1, 2015 through April 30, 2015.

** Underlying Funds added in May 2015.

	For the year ended December 31, 2014
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Altis*	$(2,692,878)	$(50,824)	$(177,341)	$(2,921,043)
Aspect	42,916,804	(562,521)	(9,186,371)	33,167,912
BlueTrend	10,068,569	(530,630)	(3,183,394)	6,354,545
John Locke	6,683,299	(225,361)	(1,208,425)	5,249,513
Lynx	14,668,003	(218,706)	(3,616,591)	10,832,706
Transtrend	16,067,593	(573,907)	(3,152,986)	12,340,700
Tudor	4,770,661	(476,414)	(543,889)	3,750,358
Winton	169,525,630	(1,182,808)	(63,893,716)	104,449,106

Total	$262,007,681	$(3,821,171)	$(84,962,713)	$173,223,797

* Altis liquidated as of March 31, 2014.

	For the year ended December 31, 2013
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Altis	$278,172	$(273,026)	$(999,443)	$(994,297)
Aspect	(4,832,079)	(837,585)	(10,054,553)	(15,724,217)
BlueTrend	(11,341,547)	(815,030)	(4,414,133)	(16,570,710)
John Locke	568,033	(333,203)	(1,005,541)	(770,711)
Lynx	4,219,349	(233,377)	(1,052,800)	2,933,172
Transtrend	1,839,764	(802,619)	(3,351,128)	(2,313,983)
Tudor	740,245	(1,597,442)	(999,168)	(1,856,365)
Winton	103,641,490	(1,310,913)	(45,457,244)	56,873,333

Total	$95,113,427	$(6,203,195)	$(67,334,010)	$21,576,222